Funding debts - Outstanding funding debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term:
Short-term funding debts	¥ 30	$ 5	¥ 2,841
Loan payables to individual investors via financial partners
Short-term:
Short-term funding debts	¥ 30		¥ 2,841